Borrowings - Summary of Detailed Composition of Operational Funding (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Jan. 01, 2022	[1]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	€ 2,356	€ 4,051	[1]	€ 9,661
Operational funding [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	€ 1,593	2,806
Operational funding [member] | FHLB Secured Borrowings [member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	Floating
Coupon date	Quarterly
Borrowing maturity	2021 / 24
Borrowings	€ 1,562	2,806
Operational funding [member] | North Westerly VI Note [Member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	Floating
Coupon date	Quarterly
Borrowing maturity	2020 / 32
Borrowings	€ 15	0
Operational funding [member] | North Westerly VII Note [Member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	Floating
Coupon date	Quarterly
Borrowing maturity	2021 / 34
Borrowings	€ 16	€ 0

[1]	Comparatives have been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 includes further details on the changes in accounting policies.